CONVERTIBLE NOTES - Crowdex Convertible Note - Additional Information (Details) - USD ($)	Jan. 01, 2021	Dec. 18, 2020	Sep. 25, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 02, 2019
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding						$ 170,000
Debt instrument, maturity date		Dec. 18, 2025
Stated interest rate					12.00%
Default interest rate							10.50%
Conversion price (in dollars per share)		$ 0.0001
Crowdex Note (related party)
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 250,000			$ 250,000	$ 250,000
Accrued interest				$ 19,644	$ 8,425
Debt instrument, maturity date	Jun. 09, 2021		Jun. 09, 2021
Stated interest rate	6.00%		6.00%
Default interest rate	18.00%		18.00%
Conversion price (in dollars per share)	$ 0.0001		$ 0.0001